Other Accrued Liabilities	12 Months Ended
Jun. 30, 2019
Payables and Accruals [Abstract]
Other Accrued Liabilities
Note 18.  Other Accrued Liabilities
The components of other accrued liabilities were as follows:

June 30,	2019	2018
($000)
Contract liabilities	$10,390	$3,384
Warranty reserve	4,478	4,679
Earnout arrangements	1,861	5,405
Other accrued liabilities	33,215	29,511
	$49,944	$42,979